Cover Page	Mar. 04, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 04, 2025
Entity Registrant Name	RAPID MICRO BIOSYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40592
Entity Tax Identification Number	20-8121647
Entity Address, Address Line One	25 Hartwell Avenue,
Entity Address, City or Town	Lexington,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	978
Local Phone Number	349-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	RPID
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001380106
Amendment Flag	false